SHARE CAPITAL, WARRANTS AND OPTIONS (Tables)	12 Months Ended
Dec. 31, 2022
IfrsStatementLineItems [Line Items]
SCHEDULE OF SHARE CAPITAL

	PNRC common share			Company common share
	Number	Amount		Number	Amount
December 31, 2020	64,083,487		$1,468,174	-	-
Share capital issued through private placement (net of issue costs)	12,596,421		6,484,501	-	-
December 31, 2021	76,679,908		7,952,675	-	-
Share capital issued through private placement (net of issue costs)	8,936,167		20,852,872	-	-
Cancel PNRC shares held by NAN	(7,667,707)		-	-	(19,710,608)
Shares exchanged on the RTO	(77,948,368)		(28,805,547)	82,157,536	28,805,547
Share capital of the Company immediately post RTO				31,748,399	77,431,152
Shares issued for exercised warrants				1,236,408	2,890,913
Shares issued for exercised options				1,379,000	1,727,264
Balance as at December 31, 2022		$		116,521,343	$91,144,268

SCHEDULE OF INPUTS TO OPTION PRICING MODEL

The fair value of stock options granted and vested during the year ended December 31, 2022 was calculated using the following assumptions:

	December 31, 2022	December 31, 2021
Expected dividend yield	0%	0%
Latest private placement price	$0.40 - $2.53	$0.95
Expected share price volatility	125.83%-129.48%	125.18%-127.03%
Risk free interest rate	0.42% - 2.85%	0.42% - 1.11%
Expected life of options	4.16 - 5 years	5 years

SCHEDULE OF WARRANT ACTIVITY AFTER CONVERTING FOR EXCHANGE RATIO

Warrant activity, after converting for the Exchange Ratio, for the year ended December 31, 2022 was as follows:

Premium Nickel Resources Ltd.	Number Outstanding (Post-consolidation basis)	Weighted Average Exercise Price ($)
December 31, 2021	-	-
Adjustment pursuant to the
RTO	2,228,340	1.11
Issued	119,229	2.04
Exercised	(1,236,408)	0.46
Cancelled / expired	(12,375)	-
Balance as at December 31, 2022	1,098,786	1.96

SCHEDULE OF NUMBER AND WEIGHTED AVERAGE REMAINING CONTRACTUAL LIFE OF OUTSTANDING WARRANTS

At December 31, 2022, the Company had outstanding common share purchase warrants exercisable to acquire common shares of the Company as follows:

Warrants Outstanding	Expiry Date	Exercise Price ($)	Weighted Average remaining contractual life (years)
683,905	April 16, 2023	1.75	0.18
295,652	August 3, 2024	2.40	0.43
119,229	November 25, 2023	2.04	0.10
1,098,786			0.71

SCHEDULE OF NUMBER AND WEIGHTED AVERAGE EXERCISE PRICES OF SHARE OPTIONS

The outstanding options of each company prior to the completion of the RTO were as follows:

North American Nickel	Number Outstanding (post-consolidation basis)	Weighted Average Exercise Price ($)
December 31, 2021	3,010,919	1.35
Cancelled/expired	(15,125)	6.00
Balance as at August 3, 2022 prior to business combination with PNRC	2,995,794	1.33

Premium Nickel Resources Corp.	Number Outstanding	Weighted Average Exercise Price ($)
December 31, 2021	5,775,000	0.52
Granted	2,600,000	2.49
Balance as at August 3, 2022 prior to business combination with NAN	8,375,000	1.13

Subsequent to the RTO, the outstanding options of the Company were as follows:

Premium Nickel Resources Ltd.	Number Outstanding	Weighted Average Exercise Price ($)
Balance as at August 3, 2022 prior to business combination with PNRC	2,995,794	1.33
Issued pursuant to RTO in exchange for options of PNRC	8,827,250	1.16
Options exercised	(1,416,000)	0.46
Balance as at December 31, 2022	10,407,044	1.10

SCHEDULE OF NUMBER AND WEIGHTED AVERAGE REMAINING CONTRACTUAL LIFE OF OUTSTANDING SHARE OPTIONS

Details of options outstanding as at December 31, 2022 are as follows:

Options Outstanding	Options Exercisable	Expiry Date	Exercise Price ($)	Weighted average remaining contractual life (years)
900,000	900,000	February 24, 2025	0.80	0.19
240,000	240,000	August 19, 2025	0.45	0.06
3,689,000	3,689,000	January 26, 2026	0.39	1.09
597,000	597,000	February 25, 2026	1.60	0.15
1,343,850	1,343,850	September 29, 2026	0.91	0.48
998,794	998,794	October 25, 2026	2.00	0.37
2,740,400	2,740,400	January 20, 2027	2.62	1.07
10,407,044	10,407,044			3.41

SCHEDULE OF DEFERRED SHARE UNIT PLAN HAVE BEEN GRANTED

During the year ended December 31, 2022, DSUs have been granted as follows:

2022
Number of DSUs outstanding at the beginning of the fiscal year	-
Number of DSUs during the year	200,000
Number of DSUs outstanding at the end of the year	200,000

Warrant reserve [member]
IfrsStatementLineItems [Line Items]
SCHEDULE OF INPUTS TO OPTION PRICING MODEL

The fair value of the liability of the Warrant was estimated using the Black-Scholes Option Pricing Model with the following assumptions:

	December 31, 2022	December 31, 2021
Expected dividend yield	0%	0%
Latest private placement price	$2.49	$0.95
Expected share price volatility	141.63%	144.13%
Risk free interest rate	3.14%	1.02%
Remaining life of warrants	2.66 years	3.16 years